Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 13,827,444	$ 22,203,031
Prepayments	295,202	68,923
Total current assets	14,122,646	22,271,954
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss	59,002	68,256
Financial assets at fair value through other comprehensive income	57,829	132,160
Property, plant and equipment, net	22,203	38,333
Right-of-use assets	594,953	727,866
Intangible assets	888	2,845
Refundable deposits	108,076	108,076
Total non-current assets	842,951	1,077,536
TOTAL ASSETS	14,965,597	23,349,490
CURRENT LIABILITIES
Trade payables	1,410,546	1,871,843
Other payables	2,684,612	3,246,842
Lease Liabilities – current	274,077	264,543
Total current liabilities	4,369,235	5,383,228
NON-CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss	262,350	262,350
Long-term borrowings	17,120,011	17,065,305
Long-term borrowings from related parties	607,659	566,176
Lease Liabilities – non-current	351,935	490,835
Other non-current liabilities	253,596	184,870
Total non-current liabilities	18,595,551	18,569,536
Total liabilities	22,964,786	23,952,764
DEFICIT ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY
Ordinary shares	61,366,844	61,366,844
Capital surplus	116,495,710	116,495,710
Accumulated deficits	(186,490,714)	(179,484,825)
Other reserves	(129,415)	(55,084)
Total deficit attributable to stockholders of the Company	(8,757,575)	(1,677,355)
NON-CONTROLLING INTERESTS	758,386	1,074,081
Total deficit	(7,999,189)	(603,274)
TOTAL LIABILITIES AND EQUITY	$ 14,965,597	$ 23,349,490